Dreyfus
Stock Index Fund

SEMIANNUAL REPORT June 30, 2002


The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            21   Statement of Financial Futures

                            22   Statement of Assets and Liabilities

                            23   Statement of Operations

                            24   Statement of Changes in Net Assets

                            26   Financial Highlights

                            28   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                         Dreyfus
                                                                Stock Index Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We present this semiannual report for Dreyfus Stock Index Fund, covering the six-month period from January 1, 2002 through June 30, 2002. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio managers, Steven Falci and Thomas Durante.

The U.S. stock market confronted a number of formidable challenges during the first half of 2002. In addition to lackluster corporate earnings and the ongoing war on terrorism, investors have recently contended with questions regarding the accuracy of certain companies' financial statements. These and other influences drove the Standard & Poor's 500 Composite Stock Price Index, a widely accepted benchmark of domestic large-cap stock performance, down during the first six months of the year.

Nonetheless, we are generally optimistic about the future. The economy has begun to recover, showing signs of sustained growth that should have a positive effect on corporate earnings. Recent market declines may have created attractive values in some stocks. At the same time, we believe that today's accounting scandals will likely lead to higher standards and stronger oversight of corporate behavior, which should give investors greater confidence in the future.

During turbulent times like these it is important to have an investment horizon that is measured in years, not weeks or months. Remember that over the long term, stocks have historically produced higher returns than other types of investments. For investors with a long-term perspective, stocks should continue to provide considerable potential for growth.

As always, we urge you to talk with your financial advisor if you have questions or concerns about the markets or your investment portfolio. For our part, we at The Dreyfus Corporation are ready to serve you with a full range of investment alternatives and experienced teams of portfolio managers.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 15, 2002




DISCUSSION OF FUND PERFORMANCE

Steven Falci and Thomas Durante, Portfolio Managers

How did Dreyfus Stock Index Fund perform relative to its benchmark?

For the six-month period ended June 30, 2002, Dreyfus Stock Index Fund produced total returns of -13.32% for its Initial shares and -13.42% for its Service shares.(1) In contrast, the fund's benchmark, the Standard & Poor's 500 Composite Stock Price Index (" S& P 500 Index"), produced a total return of -13.16% for the same period.(2) The difference in returns is primarily due to transaction costs and other fund operating expenses.

What is the fund's investment approach?

The fund seeks to match the total return of the S&P 500 Index. To pursue this goal, the fund generally invests in all 500 stocks in proportion to their weightings in the S& P 500 Index. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks and is dominated by large-cap, blue chip stocks which, when combined, cover nearly 75% of the total U.S. market capitalization.

However, it is important to note that the S&P 500 Index is not composed of the 500 largest companies; rather, it is designed to capture the returns of many different sectors of the U.S. economy. Accordingly, it is composed of approximately 375 industrial, 40 utility, 75 financial and 10 transportation stocks. Each stock is weighted by its market capitalization. Overall, larger companies have greater representation in the S&P 500 Index than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of stocks.

Dreyfus Stock Index Fund uses a passive management approach -- all investment decisions are made based on the fund's objective, which is to seek to match the performance of the S& P 500 Index. The fund does not attempt to manage market volatility.

                                                                        The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

What other factors influenced the fund's performance?

The most significant factor influencing the fund's performance was the deterioration of investor sentiment caused by anemic corporate earnings, a sharp decline in technology stocks and ongoing accounting concerns that have plagued many large-cap companies.

When the reporting period began, most market analysts optimistically expected corporate earnings to improve, primarily because the economy had bounced back so quickly from the recession of late 2001. In fact, many analysts were predicting a full-blown recovery by mid-year 2002. A strong recovery never materialized, corporate sales growth had yet to improve and that generally resulted in flat corporate earnings. Perhaps most significant, many large companies have curtailed or postponed capital spending, especially on technology products. Instead, companies are trying to find new ways to achieve greater productivity from their existing computer equipment and software products.

Another factor contributing to the stock market's woes was the highly publicized accounting scandals that began with the collapse of Enron Corp. During the reporting period, several of the S&P 500 Index and fund's holdings have come under intensified accounting scrutiny, and several have had to restate their earnings, resulting in sharp stock-price declines.

On a related note, many large pharmaceutical companies also suffered steep stock-price declines during the reporting period. As corporations looked to offset lower earnings by cutting costs across the board, they have put tremendous pressure on drug companies to lower their prices or face being excluded by the companies' medical benefits packages.

While most industry groups reported negative returns during the reporting period, a few areas posted positive returns. For instance, defense stocks performed relatively well, as did several large integrated oil companies. Consumer staples stocks, such as food and beverage companies and selected restaurants, also reported modest gains for the reporting period.


What is the fund's current strategy?

As always, the fund's strategy as a passive investment is to replicate the returns of the S& P 500 Index.

With that said, the stock market has continued to weather the storm of accounting irregularities and allegations of corporate fraud. These difficulties, however, generally have masked several positive influences that could have the potential to drive the market higher. For example, both inflation and interest rates have remained low, which has continued to benefit consumers. And while it's impossible to know exactly when the Federal Reserve Board will raise interest rates, today's low borrowing costs have enabled consumers to purchase homes and buy products to furnish those homes, which has helped fuel
the    economic    recovery.

Toward the end of the reporting period, the U.S. dollar began to weaken significantly relative to other major currencies, such as the yen and euro. Because U.S. goods and services become less expensive in local currency terms for foreign buyers, a weaker dollar could help improve sales and earnings for many of the companies in the S&P 500 Index that earn a significant portion of their revenues from exports to overseas markets.

July 15, 2002

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE FIGURES PROVIDED REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN AGREEMENT IN WHICH SHAREHOLDERS ARE GIVEN AT LEAST 180 DAYS' NOTICE, AT WHICH TIME IT MAY BE EXTENDED, TERMINATED OR MODIFIED. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS DAILY AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE.

                                                             The Fund

STATEMENT OF INVESTMENTS

June 30, 2002 (Unaudited)

COMMON STOCKS--99.3%                                                                              Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ALCOHOL & TOBACCO--1.6%

Adolph Coors, Cl. B                                                                               14,700                 915,810

Anheuser-Busch Cos.                                                                              357,200              17,860,000

Brown-Forman, Cl. B                                                                               27,800               1,918,200

Philip Morris Cos.                                                                               871,900              38,084,592

UST                                                                                               68,800               2,339,200

                                                                                                                      61,117,802

CONSUMER CYCLICAL--10.8%

AMR                                                                                              63,300  (a)           1,067,238

Albertson's                                                                                     165,677                5,046,521

AutoZone                                                                                         43,000  (a)           3,323,900

Bed Bath & Beyond                                                                               119,000  (a)           4,491,060

Best Buy                                                                                        130,600  (a)           4,740,780

Big Lots                                                                                         47,300                  930,864

Brunswick                                                                                        36,800                1,030,400

CVS                                                                                             159,700                4,886,820

Cendant                                                                                         425,048  (a)           6,749,762

Circuit City Stores- Circuit City Group                                                          85,700                1,606,875

Cooper Tire & Rubber                                                                             29,900                  614,445

Costco Wholesale                                                                                185,000  (a)           7,144,700

Dana                                                                                             60,706                1,124,882

Darden Restaurants                                                                               70,700                1,746,290

Delphi Automotive Systems                                                                       229,003                3,022,840

Delta Air Lines                                                                                  50,300                1,006,000

Dillard's, Cl. A                                                                                 34,400                  904,376

Dollar General                                                                                  135,937                2,586,881

Eastman Kodak                                                                                   119,000                3,471,230

Eaton                                                                                            28,600                2,080,650

Family Dollar Stores                                                                             70,500                2,485,125

Federated Department Stores                                                                      82,100  (a)           3,259,370

Ford Motor                                                                                      738,730               11,819,680

Gap                                                                                             353,200                5,015,440

General Motors                                                                                  228,600               12,218,670

Harley-Davidson                                                                                 123,300                6,321,591

Harrah's Entertainment                                                                           46,800  (a)           2,075,580

Hasbro                                                                                           70,675                  958,353

Hilton Hotels                                                                                   151,300                2,103,070

Home Depot                                                                                      959,600               35,246,108


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

International Game Technology                                                                    36,800  (a)           2,086,560

J. C. Penney                                                                                    108,900                2,397,978

Johnson Controls                                                                                 36,100                2,946,121

Jones Apparel Group                                                                              52,600  (a)           1,972,500

Kohl's                                                                                          137,000  (a)           9,600,960

Kroger                                                                                          323,600  (a)           6,439,640

Limited                                                                                         211,400                4,502,820

Liz Claiborne                                                                                    43,600                1,386,480

Lowe's Cos.                                                                                     316,500               14,369,100

Marriott International, Cl. A                                                                    99,000                3,766,950

Mattel                                                                                          177,800                3,748,024

May Department Stores                                                                           116,650                3,841,285

Maytag                                                                                           31,700                1,352,005

McDonald's                                                                                      518,300               14,745,635

NIKE, Cl. B                                                                                     109,400                5,869,310

Navistar International                                                                           24,700                  790,400

Nordstrom                                                                                        55,000                1,245,750

Office Depot                                                                                    125,900  (a)           2,115,120

PACCAR                                                                                           47,300                2,099,647

RadioShack                                                                                       71,000                2,134,260

Reebok International                                                                             24,300  (a)             716,850

Safeway                                                                                         196,900  (a)           5,747,511

Sears, Roebuck & Co.                                                                            128,500                6,977,550

Southwest Airlines                                                                              314,425                5,081,108

Staples                                                                                         190,550  (a)           3,753,835

Starbucks                                                                                       157,300  (a)           3,908,905

Starwood Hotels & Resorts Worldwide                                                              81,200                2,670,668

TJX Cos.                                                                                        220,000                4,314,200

Target                                                                                          369,500               14,077,950

Tiffany & Co.                                                                                    59,500                2,094,400

Toys R Us                                                                                        85,900  (a)           1,500,673

V. F.                                                                                            45,000                1,764,450

Visteon                                                                                          53,425                  758,635

Wal-Mart Stores                                                                               1,812,600               99,711,126

Walgreen                                                                                        417,000               16,108,710

Wendy's International                                                                            46,800                1,864,044

Whirlpool                                                                                        27,700                1,810,472

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

Winn-Dixie Stores                                                                                57,400                  894,866

Yum! Brands                                                                                     120,820  (a)            3,533,985

                                                                                                                      403,779,984

CONSUMER STAPLES--7.4%

Alberto-Culver, Cl. B                                                                             23,600                1,128,080

Archer-Daniels-Midland                                                                           265,537                3,396,219

Avon Products                                                                                     96,400                5,035,936

Campbell Soup                                                                                    167,200                4,624,752

Clorox                                                                                            93,900                3,882,765

Coca-Cola                                                                                      1,012,100               56,677,600

Coca-Cola Enterprises                                                                            182,000                4,018,560

Colgate-Palmolive                                                                                223,000               11,161,150

ConAgra Foods                                                                                    218,900                6,052,585

Fortune Brands                                                                                    61,300                3,432,800

General Mills                                                                                    149,300                6,581,144

Gillette                                                                                         430,700               14,587,809

H. J. Heinz                                                                                      142,800                5,869,080

Hershey Foods                                                                                     55,600                3,475,000

International Flavors & Fragrances                                                                38,500                1,250,865

Kellogg                                                                                          166,700                5,977,862

Kimberly-Clark                                                                                   211,400               13,106,800

Newell Rubbermaid                                                                                108,771                3,813,511

Pepsi Bottling Group                                                                             115,200                3,548,160

PepsiCo                                                                                          720,520               34,729,064

Procter & Gamble                                                                                 529,600               47,293,280

SUPERVALU                                                                                         54,400                1,334,432

Sara Lee                                                                                         319,700                6,598,608

Sysco                                                                                            270,300                7,357,566

Tupperware                                                                                        23,700                  492,723

Unilever, N.V. (New York Shares)                                                                 232,889               15,091,207

Wm. Wrigley, Jr.                                                                                  91,800                5,081,130

                                                                                                                      275,598,688

ENERGY--8.1%

Amerada Hess                                                                                      36,300                2,994,750

Anadarko Petroleum                                                                               101,151                4,986,744

Apache                                                                                            58,650                3,371,202

BJ Services                                                                                       63,800  (a)           2,161,544


COMMON STOCKS (CONTINUED)                                                                         Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ENERGY (CONTINUED)

Baker Hughes                                                                                     137,420                4,574,712

Burlington Resources                                                                              81,990                3,115,620

CMS Energy                                                                                        55,000                  603,900

ChevronTexaco                                                                                    434,969               38,494,756

Conoco                                                                                           255,335                7,098,313

Devon Energy                                                                                      63,800                3,144,064

Dominion Resources                                                                               112,693                7,460,276

EOG Resources                                                                                     47,400                1,881,780

El Paso                                                                                          235,406                4,851,718

Exxon Mobil                                                                                    2,763,738              113,092,159

Halliburton                                                                                      177,500                2,829,350

Kerr-McGee                                                                                        40,958                2,193,301

KeySpan                                                                                           57,300                2,157,345

Kinder Morgan                                                                                     49,900                1,897,198

Marathon Oil                                                                                     126,200                3,422,544

McDermott International                                                                          25,700  (a)             208,170

Nabors Industries                                                                                58,700  (a)           2,063,305

Nicor                                                                                            18,100                  828,075

NiSource                                                                                         84,700                1,849,001

Noble                                                                                            54,900  (a)           2,119,140

Occidental Petroleum                                                                            152,800                4,582,472

Peoples Energy                                                                                   14,500                  528,670

Phillips Petroleum                                                                              155,960                9,182,925

Rowan Cos.                                                                                       38,300                  821,535

Royal Dutch Petroleum (New York Shares)                                                         865,500               47,836,185

Schlumberger                                                                                    235,200               10,936,800

Sempra Energy                                                                                    83,891                1,856,508

Sunoco                                                                                           31,100                1,108,093

Transocean Sedco Forex                                                                          130,100                4,052,615

Unocal                                                                                           99,700                3,682,918

Williams Cos.                                                                                   210,800                1,262,692

                                                                                                                     303,250,380

HEALTH CARE--13.4%

Abbott Laboratories                                                                               636,000              23,945,400

Allergan                                                                                          52,800                3,524,400

AmerisourceBergen                                                                                 42,700                3,245,200

Amgen                                                                                            423,400  (a)          17,731,992

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                         Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE (CONTINUED)

Applera--Applied Biosystems Group                                                                86,700                1,689,783

Bausch & Lomb                                                                                    22,000                  744,700

Baxter International                                                                            244,900               10,885,805

Becton, Dickinson & Co.                                                                         105,300                3,627,585

Biogen                                                                                           60,600  (a)           2,510,658

Biomet                                                                                          109,400                2,966,928

Boston Scientific                                                                               165,400  (a)           4,849,528

Bristol-Myers Squibb                                                                            789,900               20,300,430

C.R. Bard                                                                                        21,500                1,216,470

Cardinal Health                                                                                 184,025               11,300,975

Chiron                                                                                           77,400  (a)           2,732,220

Eli Lilly & Co.                                                                                 458,100               25,836,840

Forest Laboratories                                                                              72,800  (a)           5,154,240

Genzyme                                                                                          87,300  (a)           1,679,652

Guidant                                                                                         124,700  (a)           3,769,681

HCA                                                                                             209,450                9,948,875

HEALTHSOUTH                                                                                     160,700  (a)           2,055,353

Health Management Associates, Cl. A                                                              98,500  (a)           1,984,775

Humana                                                                                           69,100  (a)           1,080,033

Immunex                                                                                         225,000  (a)           5,026,500

Johnson & Johnson                                                                             1,227,060               64,126,156

King Pharmaceuticals                                                                            101,300  (a)           2,253,925

Manor Care                                                                                       41,000  (a)             943,000

McKesson                                                                                        117,146                3,830,674

MedImmune                                                                                       102,100  (a)           2,695,440

Medtronic                                                                                       494,700               21,197,895

Merck & Co.                                                                                     923,100               46,745,784

Millipore                                                                                        19,700                  630,006

Pfizer                                                                                        2,544,775               89,067,125

Pharmacia                                                                                       526,957               19,734,540

Schering-Plough                                                                                 597,500               14,698,500

St. Jude Medical                                                                                 35,900  (a)           2,651,215

Stryker                                                                                          80,400                4,302,204

Tenet Healthcare                                                                                132,800  (a)           9,501,840

Thermo Electron                                                                                  70,400  (a)           1,161,600

UnitedHealth Group                                                                              125,500               11,489,525

Waters                                                                                           53,600  (a)           1,431,120


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE (CONTINUED)

Watson Pharmaceuticals                                                                           43,500  (a)           1,099,245

WellPoint Health Networks                                                                        59,100  (a)           4,598,571

Wyeth                                                                                           540,500               27,673,600

Zimmer Holdings                                                                                  79,270  (a)           2,826,768

                                                                                                                     500,466,756

INTEREST SENSITIVE--23.2%

ACE                                                                                              107,100                3,384,360

AFLAC                                                                                            211,100                6,755,200

Aetna                                                                                             59,599                2,858,964

Allstate                                                                                         289,100               10,690,918

Ambac Financial Group                                                                             43,200                2,903,040

American Express                                                                                 542,000               19,685,440

American International Group                                                                   1,064,789               72,650,553

AmSouth Bancorporation                                                                           147,350                3,297,693

Aon                                                                                              110,825                3,267,121

BB&T                                                                                             195,300                7,538,580

Bank of America                                                                                  627,246               44,133,028

Bank of New York                                                                                 296,600               10,010,250

Bank One                                                                                         478,310               18,405,369

Bear Stearns Cos.                                                                                 40,627                2,486,372

CIGNA                                                                                             57,400                5,591,908

Capital One Financial                                                                             89,600                5,470,080

Charles Schwab                                                                                   558,775                6,258,280

Charter One Financial                                                                             91,600                3,149,208

Chubb                                                                                             69,900                4,948,920

Cincinnati Financial                                                                              66,100                3,075,633

Citigroup                                                                                      2,097,422               81,275,102

Comerica                                                                                          71,800                4,408,520

Concord EFS                                                                                      208,000  (a)           6,269,120

Conseco                                                                                          140,601  (a)             281,202

Countrywide Credit Industries                                                                     50,500                2,436,625

Equity Office Properties Trust                                                                   169,900                5,113,990

Equity Residential Properties Trust                                                              112,100                3,222,875

Fannie Mae                                                                                       406,400               29,972,000

Fifth Third Bancorp                                                                              239,972               15,994,134

First Tennessee National                                                                          51,800                1,983,940

FleetBoston Financial                                                                            426,698               13,803,680

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

Franklin Resources                                                                               106,700                4,549,688

Freddie Mac                                                                                      283,200               17,331,840

General Electric                                                                               4,049,700              117,643,785

Golden West Financial                                                                             63,100                4,340,018

H&R Block                                                                                         74,900                3,456,635

Hartford Financial Services Group                                                                100,800                5,994,576

Household International                                                                          186,025                9,245,443

Huntington Bancshares                                                                            100,958                1,960,604

J.P. Morgan Chase & Co.                                                                          811,380               27,522,010

Jefferson-Pilot                                                                                   61,325                2,882,275

John Hancock Financial Services                                                                  120,000                4,224,000

Keycorp                                                                                          173,600                4,739,280

Lehman Brothers Holdings                                                                          99,400                6,214,488

Lincoln National                                                                                  76,200                3,200,400

Loews                                                                                             77,000                4,134,900

MBIA                                                                                              60,150                3,400,280

MBNA                                                                                             347,087               11,478,167

MGIC Investment                                                                                   43,100                2,922,180

Marsh & McLennan Cos.                                                                            111,550               10,775,730

Marshall & Ilsley                                                                                 86,500                2,675,445

Mellon Financial                                                                                 179,700                5,647,971

Merrill Lynch                                                                                    351,500               14,235,750

MetLife                                                                                          287,500                8,280,000

Morgan Stanley Dean Witter & Co.                                                                 448,934               19,340,077

National City                                                                                    248,100                8,249,325

Northern Trust                                                                                    90,300                3,978,618

PNC Financial Services Group                                                                     115,700                6,048,796

Progressive                                                                                       89,600                5,183,360

Providian Financial                                                                              117,900                  693,252

Regions Financial                                                                                 93,500                3,286,525

SLM                                                                                               63,300                6,133,770

Safeco                                                                                            52,200                1,612,458

Simon Property Group                                                                              71,700                2,641,428

SouthTrust                                                                                       141,300                3,690,756

St. Paul Cos.                                                                                     84,890                3,303,919

State Street                                                                                     132,500                5,922,750


COMMON STOCKS (CONTINUED)                                                                         Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

Stilwell Financial                                                                                90,800                1,652,560

SunTrust Banks                                                                                   116,600                7,896,152

Synovus Financial                                                                                120,300                3,310,656

T. Rowe Price Group                                                                               50,500                1,660,440

Torchmark                                                                                         49,600                1,894,720

U.S. Bancorp                                                                                     779,079               18,191,495

Union Planters                                                                                    82,550                2,672,144

UnumProvident                                                                                     98,944                2,518,125

Wachovia                                                                                         557,690               21,292,604

Washington Mutual                                                                                397,063               14,735,008

Wells Fargo                                                                                      697,100               34,896,826

XL Capital, Cl. A                                                                                 55,200                4,675,440

Zions Bancorporation                                                                              37,500                1,953,750

                                                                                                                      865,612,524

INTERNET--.1%

Yahoo!                                                                                          243,600  (a)           3,595,536

PRODUCER GOODS & SERVICES--9.0%

Air Products & Chemicals                                                                          92,600                4,673,522

Alcan                                                                                            130,900                4,911,368

Alcoa                                                                                            345,064               11,438,872

Allegheny Technologies                                                                            32,866                  519,283

American Power Conversion                                                                        80,000  (a)           1,010,400

American Standard Companies                                                                      29,600  (a)           2,222,960

Ashland                                                                                          28,300                1,146,150

Avery Dennison                                                                                   44,800                2,811,200

Ball                                                                                             23,200                  962,336

Barrick Gold                                                                                    220,458                4,186,497

Bemis                                                                                            21,600                1,026,000

Black & Decker                                                                                   32,800                1,580,960

Boeing                                                                                          341,824               15,382,080

Boise Cascade                                                                                    23,800                  821,814

Burlington Northern Santa Fe                                                                    156,100                4,683,000

CSX                                                                                              86,500                3,031,825

Caterpillar                                                                                     140,100                6,857,895

Centex                                                                                           25,000                1,444,750

Cooper Industries, Cl. A                                                                         38,000                1,493,400

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS & SERVICES (CONTINUED)

Crane                                                                                             24,375                  618,638

Cummins Engine                                                                                    16,900                  559,390

Deere & Co.                                                                                       96,900                4,641,510

Dow Chemical                                                                                     369,876               12,716,337

E. I. du Pont de Nemours                                                                         404,732               17,970,101

Eastman Chemical                                                                                  31,600                1,482,040

Ecolab                                                                                            52,700                2,436,321

Emerson Electric                                                                                 171,600                9,182,316

Engelhard                                                                                         52,900                1,498,128

FedEx                                                                                            121,640                6,495,576

Fluor                                                                                             32,900                1,281,455

Freeport-McMoRan Copper, Cl. B                                                                   58,900  (a)           1,051,365

General Dynamics                                                                                 82,200                8,741,970

Genuine Parts                                                                                    71,150                2,481,000

Georgia-Pacific                                                                                  94,072                2,312,290

Goodrich                                                                                         41,600                1,136,512

Goodyear Tire & Rubber                                                                           66,700                1,247,957

Great Lakes Chemical                                                                             20,500                  543,045

Hercules                                                                                         44,500  (a)             516,200

Honeywell International                                                                         333,212               11,739,059

ITT Industries                                                                                   37,000                2,612,200

Illinois Tool Works                                                                             124,800                8,523,840

Inco                                                                                             74,400  (a)           1,684,416

Ingersoll-Rand, Cl. A                                                                            68,850                3,143,691

International Paper                                                                             196,783                8,575,803

KB HOME                                                                                          21,000                1,081,710

Leggett & Platt                                                                                  80,000                1,872,000

Lockheed Martin                                                                                 183,700               12,767,150

Louisiana-Pacific                                                                                42,600                  451,134

Masco                                                                                           197,200                5,346,092

MeadWestvaco                                                                                     81,431                2,732,824

Molex                                                                                            78,875                2,644,679

Newmont Mining                                                                                  159,619                4,202,768

Norfolk Southern                                                                                158,100                3,696,378


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS & SERVICES (CONTINUED)

Northrop Grumman                                                                                 46,000                5,750,000

Nucor                                                                                            31,800                2,068,272

PPG Industries                                                                                   68,900                4,264,910

Pactiv                                                                                           64,600  (a)           1,537,480

Pall                                                                                             50,101                1,039,596

Parker-Hannifin                                                                                  48,050                2,296,309

Phelps Dodge                                                                                     36,233                1,492,800

Placer Dome                                                                                     134,700                1,509,987

Plum Creek Timber                                                                                75,400                2,314,780

Praxair                                                                                          66,700                3,799,899

Pulte Homes                                                                                      24,900                1,431,252

Raytheon                                                                                        162,300                6,613,725

Rockwell Collins                                                                                 74,700                2,048,274

Rockwell International                                                                           75,700                1,512,486

Rohm & Haas                                                                                      90,006                3,644,343

Sealed Air                                                                                       34,312  (a)           1,381,744

Sherwin-Williams                                                                                 62,300                1,864,639

Sigma-Aldrich                                                                                    29,900                1,499,485

Snap-On                                                                                          23,750                  705,137

Stanley Works                                                                                    34,800                1,427,148

3M                                                                                              158,700               19,520,100

TRW                                                                                              52,000                2,962,960

Temple-Inland                                                                                    21,600                1,249,776

Textron                                                                                          57,100                2,677,990

Thomas & Betts                                                                                   23,800                  442,680

Tyco International                                                                              813,723               10,993,398

Union Pacific                                                                                   102,600                6,492,528

United States Steel                                                                              41,300                  821,457

United Technologies                                                                             192,700               13,084,330

Vulcan Materials                                                                                 41,400                1,813,320

W.W. Grainger                                                                                    38,200                1,913,820

Weyerhaeuser                                                                                     89,000                5,682,650

Worthington Industries                                                                           34,900                  631,690

                                                                                                                     334,679,172

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

SERVICES--5.9%

ALLTEL                                                                                          126,700                5,954,900

AOL Time Warner                                                                               1,814,500  (a)          26,691,295

AT&T Wireless Services                                                                        1,102,803  (a)           6,451,397

Allied Waste Industries                                                                          80,500  (a)             772,800

American Greetings, Cl. A                                                                        26,600                  443,156

Apollo Group, Cl. A                                                                              70,500  (a)           2,778,405

Automatic Data Processing                                                                       252,700               11,005,085

Carnival                                                                                        239,000                6,617,910

Cintas                                                                                           69,200                3,418,480

Clear Channel Communications                                                                    249,700  (a)           7,995,394

Comcast, Cl. A                                                                                  385,400  (a)           9,029,922

Computer Sciences                                                                                69,600  (a)           3,326,880

Convergys                                                                                        70,600  (a)           1,375,288

Deluxe                                                                                           25,900                1,007,251

Dow Jones & Co.                                                                                  34,400                1,666,680

Electronic Data Systems                                                                         195,200                7,251,680

Equifax                                                                                          59,100                1,595,700

First Data                                                                                      311,600               11,591,520

Fiserv                                                                                           78,050  (a)           2,865,216

Gannett                                                                                         108,600                8,242,740

IMS Health                                                                                      117,900                2,116,305

Interpublic Group of Companies                                                                  155,700                3,855,132

Knight-Ridder                                                                                    33,900                2,134,005

McGraw-Hill Cos.                                                                                 79,100                4,722,270

Meredith                                                                                         20,300                  778,505

Moody's                                                                                          63,000                3,134,250

NEXTEL Communications, Cl. A                                                                    332,800  (a)           1,068,288

New York Times, Cl. A                                                                            61,700                3,177,550

Omnicom Group                                                                                    76,200                3,489,960

Paychex                                                                                         152,825                4,781,894

Quintiles Transnational                                                                          48,500  (a)             605,765

R. R. Donnelley & Sons                                                                           46,300                1,275,565

Robert Half International                                                                        71,900  (a)           1,675,270

Ryder System                                                                                     25,300                  685,377

Sprint (PCS Group)                                                                              405,300  (a)           1,811,691

TMP Worldwide                                                                                    45,500  (a)             978,250


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

SERVICES (CONTINUED)

Tribune                                                                                         122,700                5,337,450

Univision Communications, Cl. A                                                                  93,300  (a)           2,929,620

Viacom, Cl. B                                                                                   720,308  (a)          31,960,066

Walt Disney                                                                                     831,500               15,715,350

Waste Management                                                                                251,872                6,561,266

                                                                                                                     218,875,528

TECHNOLOGY--13.7%

ADC Telecommunications                                                                          324,100  (a)             742,189

Adobe Systems                                                                                    97,900                2,790,150

Advanced Micro Devices                                                                          139,400  (a)           1,354,968

Agilent Technologies                                                                            189,150  (a)           4,473,398

Altera                                                                                          156,900  (a)           2,133,840

Analog Devices                                                                                  148,700  (a)           4,416,390

Andrew                                                                                           40,050  (a)             573,916

Apple Computer                                                                                  145,300  (a)           2,574,716

Applied Materials                                                                               667,500  (a)          12,695,850

Applied Micro Circuits                                                                          122,200  (a)             578,006

Autodesk                                                                                         46,800                  620,100

Avaya                                                                                           147,470  (a)             729,977

BMC Software                                                                                     99,100  (a)           1,645,060

Broadcom, Cl. A                                                                                 109,700  (a)           1,924,138

CIENA                                                                                           175,900  (a)             737,021

Cisco Systems                                                                                 2,983,600  (a)          41,621,220

Citrix Systems                                                                                   74,300  (a)             448,772

Computer Associates International                                                               235,725                3,745,670

Compuware                                                                                       152,400  (a)             925,068

Comverse Technology                                                                              76,400  (a)             707,464

Corning                                                                                         388,000                1,377,400

Danaher                                                                                          61,500                4,080,525

Dell Computer                                                                                 1,057,800  (a)          27,650,892

Dover                                                                                            82,600                2,891,000

EMC                                                                                             906,000  (a)           6,840,300

Gateway                                                                                         132,300  (a)             587,412

Hewlett-Packard                                                                               1,230,312               18,799,167

Intel                                                                                         2,724,600               49,778,442

International Business Machines                                                                 697,600               50,227,200

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Intuit                                                                                           86,200  (a)           4,285,864

JDS Uniphase                                                                                    556,000  (a)           1,495,640

Jabil Circuit                                                                                    80,700  (a)           1,703,577

KLA-Tencor                                                                                       77,200  (a)           3,396,028

LSI Logic                                                                                       151,100  (a)           1,322,125

Lexmark International                                                                            53,000  (a)           2,883,200

Linear Technology                                                                               129,300                4,063,899

Lucent Technologies                                                                           1,399,247                2,322,750

Maxim Integrated Products                                                                       131,600  (a)           5,044,228

Mercury Interactive                                                                              34,200  (a)             785,232

Micron Technology                                                                               245,100  (a)           4,955,922

Microsoft                                                                                     2,206,800  (a)         119,432,016

Motorola                                                                                        925,406               13,344,355

NCR                                                                                              40,200  (a)           1,390,920

NVIDIA                                                                                           61,100  (a)           1,049,698

National Semiconductor                                                                           73,200  (a)           2,135,244

Network Appliance                                                                               136,300  (a)           1,691,483

Nortel Networks                                                                               1,566,980  (a)           2,272,121

Novell                                                                                          147,800  (a)             474,438

Novellus Systems                                                                                 59,300  (a)           2,016,200

Oracle                                                                                        2,237,700  (a)          21,191,019

PMC-Sierra                                                                                       67,900  (a)             629,433

Palm                                                                                            235,819  (a)             415,041

Parametric Technology                                                                           106,500  (a)             381,163

PeopleSoft                                                                                      126,800  (a)           1,886,784

PerkinElmer                                                                                      51,300                  566,865

Pitney Bowes                                                                                     98,100                3,896,532

Power-One                                                                                        32,100  (a)             199,662

QLogic                                                                                           37,900  (a)           1,443,990

QUALCOMM                                                                                        313,600  (a)           8,620,864

Rational Software                                                                                79,400  (a)             651,874

Sabre Holdings                                                                                   58,999  (a)           2,112,164

Sanmina-SCI                                                                                     214,000  (a)           1,350,340

Scientific-Atlanta                                                                               64,000                1,052,800

Siebel Systems                                                                                  193,400  (a)           2,750,148

Solectron                                                                                       336,000  (a)           2,066,400


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Sun Microsystems                                                                              1,322,900  (a)           6,627,729

Symbol Technologies                                                                              93,600                  795,600

Tektronix                                                                                        37,300  (a)             697,883

Tellabs                                                                                         167,800  (a)           1,060,496

Teradyne                                                                                         74,700  (a)           1,755,450

Texas Instruments                                                                               706,800               16,751,160

Unisys                                                                                          131,400  (a)           1,182,600

VERITAS Software                                                                                166,783  (a)           3,300,636

Vitesse Semiconductor                                                                            81,600  (a)             257,856

Xerox                                                                                           294,000                2,049,180

Xilinx                                                                                          136,700  (a)           3,066,181

                                                                                                                     510,495,041

UTILITIES--6.1%

AES                                                                                             218,200  (a)           1,182,644

AT&T                                                                                          1,547,976               16,563,343

Allegheny Energy                                                                                 51,200                1,318,400

Ameren                                                                                           58,900                2,533,289

American Electric Power                                                                         138,060                5,525,161

BellSouth                                                                                       763,900               24,062,850

Calpine                                                                                         152,700  (a)           1,073,481

CenturyTel                                                                                       57,750                1,703,625

Cinergy                                                                                          68,200                2,454,518

Citizens Communications                                                                         115,100  (a)             962,236

Consolidated Edison                                                                              86,800                3,623,900

Constellation Energy Group                                                                       67,000                1,965,780

DTE Energy                                                                                       67,900                3,031,056

Duke Energy                                                                                     338,118               10,515,470

Dynegy, Cl. A                                                                                   147,500                1,062,000

Edison International                                                                            133,000  (a)           2,261,000

Entergy                                                                                          91,400                3,879,016

Exelon                                                                                          131,250                6,864,375

FPL Group                                                                                        71,700                4,301,283

FirstEnergy                                                                                     121,336                4,050,196

Mirant                                                                                          164,132  (a)           1,198,164

PG&E                                                                                            159,000  (a)           2,844,510

PPL                                                                                              60,100                1,988,108

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)

Pinnacle West Capital                                                                             34,600                1,366,700

Progress Energy                                                                                   90,126                4,687,453

Public Service Enterprise Group                                                                   84,000                3,637,200

Qwest Communications International                                                               684,737                1,917,264

Reliant Energy                                                                                   123,939                2,094,569

SBC Communications                                                                             1,361,162               41,515,441

Southern                                                                                         287,100                7,866,540

Sprint (FON Group)                                                                               363,100                3,852,491

TECO Energy                                                                                       62,900                1,556,775

TXU                                                                                              108,530                5,594,721

Verizon Communications                                                                         1,109,610               44,550,841

Xcel Energy                                                                                      160,600                2,693,262

                                                                                                                      226,297,662

TOTAL COMMON STOCKS

   (cost $3,768,683,899)                                                                                           3,703,769,073
------------------------------------------------------------------------------------------------------------------------------------

                                                                                              Principal
SHORT-TERM INVESTMENTS--.1%                                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT--.0%

Greenwich Capital Markets, Tri-Party Repurchase Agreement,

  1.93%, dated 6/28/2002, due 7/1/2002 in the

  amount of $440,070 (fully collateralized

  by $425,000 Tennessee Valley Authority Bonds,

   6.75%, 11/1/2025, value $453,567)                                                            440,000                 440,000

U.S. TREASURY BILLS--.1%

   1.67%, 8/1/2002                                                                            2,000,000  (b)           1,997,220

   1.67%, 8/15/2002                                                                           3,000,000  (b)           2,993,940

                                                                                                                       4,991,160

TOTAL SHORT-TERM INVESTMENTS

   (cost $5,430,946)                                                                                                   5,431,160
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $3,774,114,845)                                                           99.4%            3,709,200,233

CASH AND RECEIVABLES (NET)                                                                          .6%               23,768,483

NET ASSETS                                                                                       100.0%            3,732,968,716

(A) NON-INCOME PRODUCING.

(B) PARTIALLY HELD BY THE BROKER IN A SEGREGATED ACCOUNT AS COLLATERAL FOR OPEN FUTURES POSITIONS.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF FINANCIAL FUTURES

June 30, 2002 (Unaudited)

                                                                      Market Value                                   Unrealized
                                                                        Covered by                                 (Depreciation)
                                               Contracts              Contracts ($)          Expiration          at 6/30/2002 ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES LONG

Standard & Poor's 500                                 99                 24,504,975      September 2002            (742,142)

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2002 (Unaudited)

                                                             Cost          Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--

   See Statement of Investments--Note 1(b)          3,774,114,845 3,709,200,233

Cash                                                                  8,544,076

Receivable for investment securities sold                            14,491,546

Dividends and interest receivable                                     4,405,321

Receivable for shares of Common Stock subscribed                          8,640

Prepaid expenses                                                        140,571

                                                                  3,736,790,387
-------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                          787,704

Payable for shares of Common Stock redeemed                          2,799,205

Payable for investment securities purchased                             95,205

Payable for futures variation margin--Note 4                            36,089

Accrued expenses                                                       103,468

                                                                     3,821,671
-------------------------------------------------------------------------------

NET ASSETS ($)                                                   3,732,968,716
-------------------------------------------------------------------------------

COMPOSITION NET ASSETS ($):

Paid-in capital                                                  3,913,116,556

Accumulated undistributed investment income--net                       107,084

Accumulated net realized gain (loss) on investments
  and financial futures                                           (114,598,170)

Accumulated net unrealized appreciation (depreciation)

  on investments [including ($742,142) net unrealized

  (depreciation) on financial futures]                             (65,656,754)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                   3,732,968,716

NET ASSET VALUE PER SHARE

                                                 Initial Shares  Service Shares
--------------------------------------------------------------------------------

Net Assets ($)                                     3,688,525,050    44,443,666

Shares Outstanding                                   145,839,006     1,759,468
--------------------------------------------------------------------------------

NET ASSETS VALUE PER SHARE ($)                             25.29         25.26

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Six Months Ended June 30, 2002 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Cash dividends (net of $225,602 foreign taxes witheld at source)    29,484,467

Interest                                                               735,515

TOTAL INCOME                                                        30,219,982

EXPENSES:

Management fee--Note 3(a)                                            5,124,799

Prospectus and shareholders' reports                                   196,136

Directors' fees and expenses--Note 3(d)                                 56,140

Professional fees                                                       46,040

Distribution fees (Service Shares)--Note 3(b)                           43,805

Shareholder servicing costs (Initial Shares)--Note 3(c)                 37,572

Loan commitment fees--Note 2                                            19,946

Miscellaneous                                                           37,456

TOTAL EXPENSES                                                       5,561,894

INVESTMENT INCOME--NET                                              24,658,088
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                           (66,620,559)

Net realized gain (loss) on financial futures                     (11,569,530)

NET REALIZED GAIN (LOSS)                                          (78,190,089)

Net unrealized appreciation (depreciation) on
  investments [including ($1,940,855) net
  unrealized (depreciation) on financial futures]                (494,356,494)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS           (572,546,583)

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           (547,888,495)

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                            June 30, 2002           Year Ended
                                              (Unaudited)    December 31, 2001
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         24,658,088          50,662,234

Net realized gain (loss) on investments      (78,190,089)          (5,850,793)

Net unrealized appreciation (depreciation)
   on investments                           (494,356,494)        (684,896,895)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                (547,888,495)        (640,085,454)
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Initial shares                               (24,944,840)         (50,538,356)

Service shares                                  (213,829)            (123,696)

Net realized gain on investments:

Initial shares                                         --         (23,226,545)

Service shares                                         --            (135,166)

TOTAL DIVIDENDS                              (25,158,669)         (74,023,763)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

Initial shares                                399,742,068         975,956,345

Service shares                                 24,399,459          28,389,753

Dividends reinvested:

Initial shares                                 24,944,840          73,764,901

Service shares                                    213,829             258,862

Cost of shares redeemed:

Initial shares                              (561,250,869)      (1,078,261,283)

Service shares                                  (671,970)          (1,556,104)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS          (112,622,643)          (1,447,526)

TOTAL INCREASE (DECREASE) IN NET ASSETS     (685,669,807)        (715,556,743)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         4,418,638,523        5,134,195,266

END OF PERIOD                               3,732,968,716        4,418,638,523

Undistributed investment income--net              107,084              607,665


                                         Six Months Ended

                                            June 30, 2002           Year Ended

                                              (Unaudited)    December 31, 2001
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

INITIAL SHARES

Shares sold                                    14,069,565           31,813,295

Shares issued for dividends reinvested            919,908            2,520,503

Shares redeemed                              (18,735,661)         (35,768,506)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING  (3,746,188)         (1,434,708)
--------------------------------------------------------------------------------

SERVICE SHARES

Shares sold                                       874,507             944,339

Shares issued for dividends reinvested              8,021               8,900

Shares redeemed                                  (25,252)             (51,061)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING    857,276              902,178

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                   Six Months Ended
                                      June 30, 2002                                     Year Ended December 31,
                                                               ---------------------------------------------------------------------
INITIAL SHARES                           (Unaudited)           2001            2000            1999            1998            1997
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                        29.36           34.00           38.45           32.52           25.75         20.28

Investment Operations:

Investment income--net                       .16(a)          .34(a)          .35(a)          .40(a)             .37           .37

Net realized and unrealized
   gain (loss) on investments                (4.06)          (4.48)          (3.88)            6.24            6.85          6.26

Total from
   Investment Operations                     (3.90)          (4.14)          (3.53)            6.64            7.22          6.63

Distributions:

Dividends from investment
   income--net                                (.17)           (.34)           (.35)            (.38)           (.38)         (.37)

Dividends from net realized
   gain on investments                           --           (.16)           (.57)            (.33)           (.07)         (.79)

Total Distributions                           (.17)           (.50)           (.92)            (.71)           (.45)        (1.16)

Net asset value,
   end of period                             25.29           29.36           34.00             38.45           32.52         25.75
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                         (13.32)(b)         (12.18)          (9.28)            20.60           28.21         32.96
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/
   SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                        .13(b)            .26             .26               .26             .26           .28

Ratio of net investment
   income to average
   net assets                                .59(b)            1.09            .95              1.13            1.35          1.66

Portfolio Turnover Rate                     1.90(b)            4.03           4.97              2.64            2.40          3.53
----------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                            3,688,525       4,392,178      5,134,195         5,229,706       3,440,542     1,868,672

(A)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(B)  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                                         Six Months Ended
                                                                            June 30, 2002                   Year Ended December 31
                                                                                                      ------------------------------
SERVICE SHARES                                                                 (Unaudited)                2001             2000(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                                 29.33               34.00             34.00

Investment Operations:

Investment income--net                                                              .13(b)              .24(b)              --

Net realized and unrealized gain

   (loss) on investments                                                            (4.06)              (4.48)              --

Total from Investment Operations                                                    (3.93)              (4.24)              --

Distributions:

Dividends from investment income--net                                                (.14)               (.27)              --

Dividends from net realized gain on investments                                         --               (.16)              --

Total Distributions                                                                  (.14)               (.43)              --

Net asset value, end of period                                                       25.26              29.33                34.00
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                                (13.42)(c)             (12.46)              --
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                             .25(c)                 .57              --

Ratio of net investment income

   to average net assets                                                            .48(c)                 .83              --

Portfolio Turnover Rate                                                            1.90(c)                4.03                4.97
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                                               44,444              26,461                   1

(A)  THE FUND COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                        The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Stock Index Fund (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company, that is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies. The fund's investment objective is to match the total return of the Standard and Poor's 500 Composite Stock
Price Index. The Dreyfus Corporation ("Dreyfus") serves as the fund's manager and Mellon Equity Associates ("Mellon Equity"), an affiliate of Dreyfus, serves as the fund's index manager. Dreyfus is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund's shares, which are sold without a sales charge. The fund is authorized to issue 400 million shares of $.001 par value Common Stock in each of the following classes of shares: Initial shares (250 million shares authorized) and Service shares (150 million shares authorized). Initial shares are subject to a shareholder services fee and Service shares are subject to a distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution plan and shareholder services plan and the expenses borne by each class and certain voting rights.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller's agreement to repurchase and the fund' s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro
                                                                        The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2001 was as follows: ordinary income $50,662,052 and long-term capital gain $23,361,711. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2002, the fund did not borrow under the Facility.

NOTE 3--Management Fee, Index Management Fee and Other Transactions With
Affiliates:

(a) Pursuant to a Management Agreement with Dreyfus, the management fee is computed at the annual rate of .245 of 1% of the value of the fund's average daily net assets, and is payable monthly. Dreyfus has agreed to pay Mellon Equity, a monthly index-management fee at the annual rate of .095 of 1% of the value of the fund's average daily net assets. Dreyfus has undertaken from January 1, 2002 until such time as they give shareholders at least 180 days notice to the contrary that if any full fiscal year the fund's aggregate expenses exclusive of brokerage commissions, Rule 12b-1 fees, transaction fees and extraordinary expenses, exceed an annual rate of .40 of 1% of the fund's average daily net assets, the fund may deduct from the payments to be made to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended June 30, 2002, there was no expense reimbursement pursuant to the undertaking.


(b) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing their shares, for servicing and/or maintaining Service shares shareholder accounts and for advertising and marketing for Service shares. The Plan provides payments to be made at an annual rate of .25 of 1% of the value of the Service shares average daily net assets. The Distributor may make payments to Participating Insurance Companies and brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2002, Service shares were charged $43,805 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Initial shares reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the Initial shares' average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares shareholder accounts. During the period ended June 30, 2002, Initial shares were charged $39,000 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2002, the fund was charged $506 pursuant to the transfer agency agreement.

(d) Each Board member also serves a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $25,000 and an attendance fee of $4,000 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The chairman of the Board receives an additional 25% of such compensation. Subject to the fund's Emeritus Program Guidelines, Emeritus Board Members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

                                                                        The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

NOTE 4--Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended June 30, 2002, amounted to $78,349,604 and $106,541,606, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at June 30, 2002 are set forth in the Statement of Financial Futures.

At June 30, 2002, accumulated net unrealized depreciation on investments was $64,914,612, consisting of $705,348,531 gross unrealized appreciation and $770,263,143 gross unrealized depreciation.

At June 30, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


             For More Information

                        Dreyfus Stock Index Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Index Fund Manager

                        Mellon Equity Associates
                        500 Grant Street
                        Pittsburgh, PA 15258

                        Custodian

                        Boston Safe Deposit and Trust Company
                        One Boston Place
                        Boston, MA 02109

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9263
                        Boston, MA 02205-8501

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166




To obtain information:

BY TELEPHONE
Call your financial
representative or
1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144



(c) 2002 Dreyfus Service Corporation                                  763SA0602